Schedule of effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Singapore statutory income tax rate	$ (463,382)	$ (3,057,434)	$ (1,433,913)
Change in valuation allowance	79,124	174,405	34,580
Impairment loss from intangible assets	6,372	2,508,445
Other non-deductible/non-taxable items	(6,752)	676,115
Provision (benefit) for income taxes	$ 41,935	$ (4,379)
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Change in valuation allowance	(2.80%)	(1.00%)	(0.40%)
Impairment loss from intangible assets	(0.20%)	(14.00%)
Other non-deductible/non-taxable items	0.20%	(3.70%)	0.00%
Effective tax rate	(1.50%)	0.00%	0.00%
CAYMAN ISLANDS
Foreign tax effects	$ 435,999	$ 774,371	$ 1,399,333
Foreign tax effects percentage	(16.00%)	(4.30%)	(16.60%)
MALAYSIA
Foreign tax effects	$ (9,426)	$ (1,080,281)
Singapore statutory income tax rate	24.00%
Foreign tax effects percentage	0.30%	6.00%